Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2022-1

Collection Period	01/01/26-01/31/26
Determination Date	2/9/2026
Distribution Date	2/17/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$188,364,252.71
2.	Collections allocable to Principal		$13,496,723.68
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$932,685.94
5.	Pool Balance on the close of the last day of the related Collection Period		$173,934,843.09
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		24,753
7.	Initial Pool Balance		$1,604,011,099.07
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$0.00	$0.00
	d. Class A-4 Note Balance	$99,334,224.96	$84,904,815.34
	e. Class B Note Balance	$17,650,000.00	$17,650,000.00
	f. Class C Note Balance	$41,700,000.00	$41,700,000.00
	g. Class D Note Balance	$25,670,000.00	$25,670,000.00
	h. Note Balance (sum a - g)	$184,354,224.96	$169,924,815.34
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0000000	0.0000000
	d. Class A-4 Note Pool Factor	0.6776793	0.5792387
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1152214	0.1062030
10.	Overcollateralization Target Amount		$4,010,027.75
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,010,027.75
12.	Weighted Average Coupon		8.91%
13.	Weighted Average Original Term	months	68.88
14.	Weighted Average Remaining Term	months	19.21
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,493,978.75
	b. Liquidation Proceeds allocable to Finance Charge		$3,740.11
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,497,718.86
16.	Principal:
	a. Collections allocable to Principal		$13,496,723.68
	b. Liquidation Proceeds allocable to Principal		$283,481.84
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,780,205.52

17.	Total Finance Charge and Principal Collections (15d + 16d)	$15,277,924.38
18.	Interest Income from Collection Account	$39,812.74
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$15,317,737.12
Available Funds
21.	Available Collections	$15,317,737.12
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$15,317,737.12
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$156,970.21
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$156,970.21
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$0.00
	m. Class A-4 Monthly Interest	$140,723.49
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$140,723.49
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$28,681.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$28,681.25
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$76,450.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$76,450.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$52,837.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d. Total Class D Note Interest (sum a - c)	$52,837.42
34.	Quaternary Principal Distributable Amount	$10,419,381.87
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$10,875,044.24
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,010,027.75
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,497,718.86
	b. Total Daily Deposits of Principal Collections	$13,780,205.52
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$39,812.74
	e. Total Deposits to Collection Account (sum a - d)	$15,317,737.12
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$156,970.21
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,728,101.78
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$432,665.13
	f. Total Withdrawals from Collection Account (sum a - e)	$15,317,737.12
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$0.00
	d. Class A-4 Interest Distribution	$140,723.49
	e. Class B Interest Distribution	$28,681.25
	f. Class C Interest Distribution	$76,450.00
	g. Class D Interest Distribution	$52,837.42
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$14,429,409.62
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$14,728,101.78
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$0.00
	d. Class A-4 Distribution	$14,570,133.11
	e. Class B Distribution	$28,681.25
	f. Class C Distribution	$76,450.00
	g. Class D Distribution	$52,837.42
	h. Total Withdrawals from Note Payment Account (sum a - g)	$14,728,101.78

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$432,665.13
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$432,665.13
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$4,010,027.75
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$4,010,027.75
49.	Investment Earnings	$12,336.05
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$4,022,363.80
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$12,336.05
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$4,010,027.75
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$156,970.21
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$14,728,101.78
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$432,665.13
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$12,336.05
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$14,570,133.11
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$28,681.25
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$76,450.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$52,837.42
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$432,665.13

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	1,019	$11,361,906.63
	b. 61 to 90 days past due	574	$7,055,228.10
	c. 91 to 120 days past due	114	$1,483,208.01
	d. 121 or more days past due	1	$23,543.94
	e. Total Past Due (sum a - d)	1,708	$19,923,886.68
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		11.4548%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	87	$932,685.94
74.	Recoveries	230	$287,221.95
75.	Net Losses (Ln 73 - Ln 74)		$645,463.99
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.3427%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	4,575	$74,213,929.26
78.	Recoveries	3,634	$32,292,387.65
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$41,921,541.61
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		2.6135%
81.	Average Net Loss on Defaulted Receivables		$9,163.18

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$2,878,081.31
83.	Pool Balance on the close of the last day of the preceding Collection Period		$188,364,252.71
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		1.53%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 9, 2026.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer